Income Taxes (Details Narrative) (10K) - USD ($)	Dec. 22, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating loss carry forward		$ 9,000,000	$ 7,600,000	$ 4,700,000
Deferred tax assets			$ 1,100,000
January 1 2018 [Member]
Federal corporate income tax rate	35.00%
Reduction income tax rate	21.00%